Related Parties - Summary of Loans and Others Arising From Related Party Transaction (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	₩ 205,205
Changes in Loans receivable transactions between related parties
Loans	106,230
Collection	(43,072)
Others	50,463
Ending balance	318,826
KNOC Nigerian East & West Oil Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	27,149
Changes in Loans receivable transactions between related parties
Loans	34
Others	2,298
Ending balance	29,481
KNOC Nigerian East & West Oil Co., Ltd. | Accumulated impairment [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(5,246)
Changes in Loans receivable transactions between related parties
Others	(2,995)
Ending balance	(8,241)
Xe-Pian Xe-Namnoy Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	19,692
Changes in Loans receivable transactions between related parties
Others	1,764
Ending balance	21,456
PT Wampu Electric Power | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	12,358
Changes in Loans receivable transactions between related parties
Collection	(1,349)
Others	1,991
Ending balance	13,000
Gunsan Bio Energy Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	12,396
Changes in Loans receivable transactions between related parties
Ending balance	12,396
Gunsan Bio Energy Co., Ltd. | Accumulated impairment [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(10,128)
Changes in Loans receivable transactions between related parties
Loans	(2,268)
Ending balance	(12,396)
Bigeum Resident Photovoltaic Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	3,500
Changes in Loans receivable transactions between related parties
Loans	7,712
Ending balance	11,212
Daejung Offshore Wind Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	1,000
Changes in Loans receivable transactions between related parties
Ending balance	1,000
Bitgoel Eco Energy Co., Ltd. | Gross carrying amount [member]
Changes in Loans receivable transactions between related parties
Loans	19,349
Ending balance	19,349
Solaseado Solar Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	64,000
Changes in Loans receivable transactions between related parties
Loans	10,000
Collection	(39,000)
Ending balance	35,000
Recursos Solares PV De Mexico II, S.A. De C.V. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	4,844
Changes in Loans receivable transactions between related parties
Loans	2,282
Collection	(1,450)
Others	458
Ending balance	6,134
Horus Solar, S.A. De C.V. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	13,380
Changes in Loans receivable transactions between related parties
Loans	2,755
Collection	(843)
Others	1,222
Ending balance	16,514
SUNMEX RENOVABLES, S.A. DE C.V. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	1,842
Changes in Loans receivable transactions between related parties
Loans	11,377
Others	352
Ending balance	13,571
Kelar S.A | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	39,616
Changes in Loans receivable transactions between related parties
Others	3,551
Ending balance	43,167
DE Energia SpA | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	6,232
Changes in Loans receivable transactions between related parties
Others	559
Ending balance	6,791
Daehan Wind Power PSC | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	10,700
Changes in Loans receivable transactions between related parties
Loans	1,927
Others	1,047
Ending balance	13,674
PT. Tanjung Power Indonesia | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	705
Changes in Loans receivable transactions between related parties
Loans	314
Others	71
Ending balance	1,090
Bitsolar Energy Co., Ltd., | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	3,165
Changes in Loans receivable transactions between related parties
Ending balance	3,165
Pulau Indah Power Plant Sdn. Bhd. | Gross carrying amount [member]
Changes in Loans receivable transactions between related parties
Loans	10,006
Others	(10,006)
Guadalupe Solar SpA | Gross carrying amount [member]
Changes in Loans receivable transactions between related parties
Loans	3,365
Collection	(6)
Others	1
Ending balance	3,360
Foresight Iberian Solar Group Holding, S.L | Gross carrying amount [member]
Changes in Loans receivable transactions between related parties
Loans	9,376
Collection	(424)
Others	50,381
Ending balance	59,333
Capman Lynx SCA, SICAR | Gross carrying amount [member]
Changes in Loans receivable transactions between related parties
Loans	30,001
Others	(231)
Ending balance	₩ 29,770